Royalty, Stream and Other Interests - Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of income
Other revenue	$ 4,419	$ 1,811
Depletion of royalty	13,067	7,869
Income tax expense	234	(41,573)
Net income and comprehensive income	(1,459)	20,111
Net income and comprehensive income attributable to non-controlling interests	217	0
Balance sheet
Amounts receivable	2,857	1,349
Royalty, stream and other interests	314,783	207,923
Income and withholding taxes payable		$ 0
CMC
Statement of income
Other revenue	2,905
Depletion of royalty	927
Income tax expense	934
Net income and comprehensive income	667
Net income and comprehensive income attributable to non-controlling interests	217
Balance sheet
Amounts receivable	2,178
Royalty, stream and other interests	72,157
Income and withholding taxes payable	$ 706